Non-Controlling Interests (Tables)	6 Months Ended
Jun. 30, 2024
Non-Controlling Interests [Abstract]
Schedule of the Balance of Non-Controlling Interest	As of December 31, 2023 and June 30, 2024, the balance of non-controlling interest is as following.
Entity	As of December 31, 2023	As of June 30, 2024
	RMB	RMB	US$
TYPHK	(164,700)	(168,873)	(23,695)
JYD SHWL	(1,434,739)	(1,439,448)	(201,977)
JYD YCKJ	(9,304,266)	(11,941,229)	(1,675,539)
JYD RHTD	3,277,031	5,069,176	711,284
JNT	-	(94,678)	(13,285)
FASTFLY	-	(7,334)	(1,029)
Oranda	-	(448,714)	(62,961)
HYTX	-	(22,797)	(3,199)
Total	(7,676,674)	(9,053,897)	(1,270,401)